Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39164
Entity Registrant Name	Indonesia Energy Corporation Limited
Entity Central Index Key	0001757840
Entity Address, Address Line One	GIESMART PLAZA 7th Floor
Entity Address, Address Line Two	Jl. Raya Pasar Minggu No. 17A
Entity Address, Address Line Three	Pancoran
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12780